SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No. 78	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 81

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Michael E. Cahill, Esq.

Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

(check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 21st day of November 2012.

TCW FUNDS, INC.

By:	/S/ MICHAEL E. CAHILL
Michael E. Cahill
Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*
Patrick C. Haden	Chairman and Director	November 21, 2012

*
Thomas E. Larkin, Jr.	Director	November 21, 2012

*
Charles W. Baldiswieler	Director and President (Chief Executive Officer)	November 21, 2012

*
Samuel P. Bell	Director	November 21, 2012

*
Victoria B. Rogers	Director	November 21, 2012

*
John A. Gavin	Director	November 21, 2012

*
Janet E. Kerr	Director	November 21, 2012

*
Peter McMillan	Director	November 21, 2012

*
Charles A. Parker	Director	November 21, 2012

*
Marc I. Stern	Director	November 21, 2012

/S/ DAVID S. DEVITO
David S. DeVito	Treasurer (Principal Financial and Accounting Officer)	November 21, 2012

*By:	/S/ MICHAEL E. CAHILL
Michael E. Cahill
Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase